SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Jun. 30, 2025
Machinery | Minimum
Property and equipment, net
Useful life	3 years
Machinery | Maximum
Property and equipment, net
Useful life	10 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Useful life	3 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Useful life	5 years
Vehicles
Property and equipment, net
Useful life	4 years
Medical equipment | Minimum
Property and equipment, net
Useful life	6 years
Medical equipment | Maximum
Property and equipment, net
Useful life	10 years
Leasehold improvement
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Leasehold improvement | Maximum
Property and equipment, net
Useful life	5 years